Basic and diluted net loss per share - Summary of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (12,618)	$ (9,603)	$ (32,409)
Numerator for basic and diluted net loss per share	$ (12,618)	$ (9,603)	$ (32,409)
Denominator:
Basic net loss per share attributable to iClick Interactive Asia Group Limited	$ (0.32)	$ (0.34)	$ (1.23)
Diluted net loss per share attributable to iClick Interactive Asia Group Limited	$ (0.32)	$ (0.34)	$ (1.23)
Denominator for basic and diluted net loss per share - weighted average shares outstanding	39,368,436	28,583,548	26,452,409